Allowance for impairment losses (Tables)	6 Months Ended
Jun. 30, 2019
Allowance for impairment losses
Schedule of movement in the allowance for impairment losses

				Purchased
				or
				originated
				credit-
Half-year to 30 June 2019	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2019	527	994	1,570	78	3,169
Exchange and other adjustments	5	(86)	324	195	438
Transfers to Stage 1	329	(323)	(6)		—
Transfers to Stage 2	(50)	86	(36)		—
Transfers to Stage 3	(7)	(36)	43		—
Impact of transfers between stages	(280)	373	276		369
	(8)	100	277		369
Other items charged to the income statement	100	(55)	305	(120)	230
Charge to the income statement (note 5)	92	45	582	(120)	599
Advances written off			(1,069)	—	(1,069)
Recoveries of advances written off in previous years			201	28	229
Discount unwind			(28)	—	(28)
At 30 June 2019	624	953	1,580	181	3,338

In respect of undrawn balances
At 1 January 2019	123	64	6	—	193
Exchange and other adjustments	—	(1)	—	—	(1)
Transfers to Stage 1	17	(17)	—		—
Transfers to Stage 2	(5)	5	—		—
Transfers to Stage 3	—	(2)	2		—
Impact of transfers between stages	(14)	25	(1)		10
	(2)	11	1		10
Other items charged to the income statement	(32)	5	(2)	—	(29)
Charge to the income statement	(34)	16	(1)	—	(19)
At 30 June 2019	89	79	5	—	173
Total allowance for impairment losses	713	1,032	1,585	181	3,511

In respect of:
Loans and advances to banks	3	—	—	—	3
Loans and advances to customers	621	953	1,558	181	3,313
Debt securities	—	—	3	—	3
Other assets	—	—	19	—	19
Drawn balances	624	953	1,580	181	3,338
Provisions in relation to loan commitments and financial guarantees	89	79	5	—	173
Total allowance for impairment losses	713	1,032	1,585	181	3,511
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	—	—	—	1

				Purchased
				or
				originated
				credit-
Year ended 31 December 2018	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2018	590	1,147	1,491	32	3,260
Exchange and other adjustments	2	—	133	—	135

Transfers to Stage 1	304	(299)	(5)		—
Transfers to Stage 2	(46)	85	(39)		—
Transfers to Stage 3	(32)	(131)	163		—
Impact of transfers between stages	(233)	401	325		493
	(7)	56	444		493
Other items charged to the income statement	(58)	(107)	696	—	531
Charge to the income statement (note 5)	(65)	(51)	1,140	—	1,024
Advances written off			(1,605)	—	(1,605)
Disposal of businesses	—	(102)	(79)	—	(181)
Recoveries of advances written off in previous years			553	27	580
Discount unwind			(63)	19	(44)
At 31 December 2018	527	994	1,570	78	3,169

In respect of undrawn balances
At 1 January 2018	147	126	—	—	273
Exchange and other adjustments	(5)	(14)	12	—	(7)

Transfers to Stage 1	28	(28)	—		—
Transfers to Stage 2	(6)	6	—		—
Transfers to Stage 3	(2)	(5)	7		—
Impact of transfers between stages	(25)	22	(5)		(8)
	(5)	(5)	2		(8)
Other items charged to the income statement	(14)	(43)	(8)	—	(65)
Charge to the income statement	(19)	(48)	(6)	—	(73)
At 31 December 2018	123	64	6	—	193
Total allowance for impairment losses	650	1,058	1,576	78	3,362

In respect of:
Loans and advances to banks	2	—	—	—	2
Loans and advances to customers	525	994	1,553	78	3,150
Debt securities	—	—	6	—	6
Other assets	—	—	11	—	11
Drawn balances	527	994	1,570	78	3,169
Provisions in relation to loan commitments and financial guarantees	123	64	6	—	193
Total allowance for impairment losses	650	1,058	1,576	78	3,362
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	—	—	—	1

Impairment charged to the income statement
Allowance for impairment losses
Disclosure of impairment charged to profit and loss

	Half-year	Year ended
	to 30 June	31 Dec
	2019	2018
	£m	£m

Drawn balances	599	1,024
Undrawn balances	(19)	(73)
Financial assets at fair value through other comprehensive income	(1)	(14)
Total	579	937